Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15
Prospectus Date	rr_ProspectusDate	Oct. 27, 2014
Supplement [Text Block]	pipi15_SupplementTextBlock

Prudential Investment Portfolios, Inc. 15

Prudential High Yield Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund’s Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
+ Distribution and service (12b-1) fees	0.25%	0.75%	1.00%	None	0.75%	None
+ Other expenses	0.14%	0.14%	0.14%	0.03%	0.14%	0.14%
= Total annual Fund operating expenses	0.82%	1.32%	1.57%	0.46%	1.32%	0.57%
- Fee waiver or expense reimbursement	None	None	None	None	(0.25)%	None
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.82%	1.32%	1.57%	0.46%	1.07%	0.57%

° The distributor of the Fund has contractually agreed through December 31, 2015 to reduce its distribution and service (12b-1) fees for Class R shares to an annual rate of 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to December 31, 2015 without the prior approval of the Fund’s Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$530	$700	$885	$1,418	$530	$700	$885	$1,418
Class B	$634	$718	$823	$1,389	$134	$418	$723	$1,389
Class C	$260	$496	$855	$1,867	$160	$496	$855	$1,867
Class Q	$47	$148	$258	$579	$47	$148	$258	$579
Class R	$109	$394	$700	$1,568	$109	$394	$700	$1,568
Class Z	$58	$183	$318	$714	$58	$183	$318	$714

PRUDENTIAL HIGH YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi15_SupplementTextBlock

Prudential Investment Portfolios, Inc. 15

Prudential High Yield Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund’s Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
+ Distribution and service (12b-1) fees	0.25%	0.75%	1.00%	None	0.75%	None
+ Other expenses	0.14%	0.14%	0.14%	0.03%	0.14%	0.14%
= Total annual Fund operating expenses	0.82%	1.32%	1.57%	0.46%	1.32%	0.57%
- Fee waiver or expense reimbursement	None	None	None	None	(0.25)%	None
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.82%	1.32%	1.57%	0.46%	1.07%	0.57%

° The distributor of the Fund has contractually agreed through December 31, 2015 to reduce its distribution and service (12b-1) fees for Class R shares to an annual rate of 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to December 31, 2015 without the prior approval of the Fund’s Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$530	$700	$885	$1,418	$530	$700	$885	$1,418
Class B	$634	$718	$823	$1,389	$134	$418	$723	$1,389
Class C	$260	$496	$855	$1,867	$160	$496	$855	$1,867
Class Q	$47	$148	$258	$579	$47	$148	$258	$579
Class R	$109	$394	$700	$1,568	$109	$394	$700	$1,568
Class Z	$58	$183	$318	$714	$58	$183	$318	$714

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	° The distributor of the Fund has contractually agreed through December 31, 2015 to reduce its distribution and service (12b-1) fees for Class R shares to an annual rate of 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to December 31, 2015 without the prior approval of the Fund’s Board of Directors.
PRUDENTIAL HIGH YIELD FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.14%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.82%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	530
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	885
10 Years	rr_ExpenseExampleYear10	1,418
1 Year	rr_ExpenseExampleNoRedemptionYear01	530
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	885
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,418
PRUDENTIAL HIGH YIELD FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.14%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	634
3 Years	rr_ExpenseExampleYear03	718
5 Years	rr_ExpenseExampleYear05	823
10 Years	rr_ExpenseExampleYear10	1,389
1 Year	rr_ExpenseExampleNoRedemptionYear01	134
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
5 Years	rr_ExpenseExampleNoRedemptionYear05	723
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,389
PRUDENTIAL HIGH YIELD FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.14%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	260
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,867
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	855
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
PRUDENTIAL HIGH YIELD FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.03%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.46%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	579
1 Year	rr_ExpenseExampleNoRedemptionYear01	47
3 Years	rr_ExpenseExampleNoRedemptionYear03	148
5 Years	rr_ExpenseExampleNoRedemptionYear05	258
10 Years	rr_ExpenseExampleNoRedemptionYear10	579
PRUDENTIAL HIGH YIELD FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.14%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	394
5 Years	rr_ExpenseExampleYear05	700
10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	394
5 Years	rr_ExpenseExampleNoRedemptionYear05	700
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,568
PRUDENTIAL HIGH YIELD FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.14%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.57%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	714
1 Year	rr_ExpenseExampleNoRedemptionYear01	58
3 Years	rr_ExpenseExampleNoRedemptionYear03	183
5 Years	rr_ExpenseExampleNoRedemptionYear05	318
10 Years	rr_ExpenseExampleNoRedemptionYear10	714